Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

13.    Related Party Transactions

On May 9, 2011, the Company issued a $35,000 note payable to a related party by common directors. During the year ended December 31, 2011, the Company recorded interest expense of $905, related to the Note Payable, all of which was included in accrued interest at December 31, 2011. See Note 7. Note Payable.

During the year ended December 31, 2009 the Company paid $1,500 for directors’ fees. The Company did not incur any director related fees during the years ended December 31, 2011 and 2010. During the years ended December 31, 2011, 2010, and 2009, the Company paid management fees of $nil, $4,500, and $8,800, respectively to a former officer and director of the Company, which is included in consulting fees. There were no unpaid director or management fees at December 31, 2011.

The Company believes that the transactions referenced above were on terms at least as favorable to the Company as the Company could have obtained from unaffiliated parties.